Fees Summary	Sep. 16, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 750,000,000.00
Previously Paid Amount	114,825.00
Total Fee Amount	114,825.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Amount | shares	75,000,000,000
Final Prospectus	true